EMPLOYEE BENEFIT PLANS - Target asset allocation and actual asset allocation (Details)	Dec. 31, 2025	Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
Target Allocation	100.00%	100.00%
Actual Allocation	100.00%	100.00%
Total
EMPLOYEE BENEFIT PLANS
Actual Allocation	33.50%	31.00%
Total | Minimum
EMPLOYEE BENEFIT PLANS
Target Allocation	10.00%	10.00%
Total | Maximum
EMPLOYEE BENEFIT PLANS
Target Allocation	50.00%	50.00%
Large cap equity
EMPLOYEE BENEFIT PLANS
Actual Allocation	21.50%	20.80%
Large cap equity | Minimum
EMPLOYEE BENEFIT PLANS
Target Allocation	10.00%	10.00%
Large cap equity | Maximum
EMPLOYEE BENEFIT PLANS
Target Allocation	40.00%	40.00%
Small cap equity
EMPLOYEE BENEFIT PLANS
Actual Allocation	5.20%	4.70%
Small cap equity | Minimum
EMPLOYEE BENEFIT PLANS
Target Allocation	0.00%	0.00%
Small cap equity | Maximum
EMPLOYEE BENEFIT PLANS
Target Allocation	20.00%	20.00%
Developed Markets
EMPLOYEE BENEFIT PLANS
Actual Allocation	4.20%	3.30%
Developed Markets | Minimum
EMPLOYEE BENEFIT PLANS
Target Allocation	0.00%	0.00%
Developed Markets | Maximum
EMPLOYEE BENEFIT PLANS
Target Allocation	20.00%	20.00%
Emerging Markets
EMPLOYEE BENEFIT PLANS
Actual Allocation	2.60%	2.20%
Emerging Markets | Minimum
EMPLOYEE BENEFIT PLANS
Target Allocation	0.00%	0.00%
Emerging Markets | Maximum
EMPLOYEE BENEFIT PLANS
Target Allocation	10.00%	10.00%
Total Equity
EMPLOYEE BENEFIT PLANS
Actual Allocation	54.70%	59.10%
Total Equity | Minimum
EMPLOYEE BENEFIT PLANS
Target Allocation	50.00%	50.00%
Total Equity | Maximum
EMPLOYEE BENEFIT PLANS
Target Allocation	80.00%	80.00%
Treasury/Agency
EMPLOYEE BENEFIT PLANS
Actual Allocation	25.40%	24.80%
Treasury/Agency | Minimum
EMPLOYEE BENEFIT PLANS
Target Allocation	0.00%	0.00%
Treasury/Agency | Maximum
EMPLOYEE BENEFIT PLANS
Target Allocation	50.00%	50.00%
Mortgage Backed
EMPLOYEE BENEFIT PLANS
Actual Allocation	14.40%	14.80%
Mortgage Backed | Minimum
EMPLOYEE BENEFIT PLANS
Target Allocation	0.00%	0.00%
Mortgage Backed | Maximum
EMPLOYEE BENEFIT PLANS
Target Allocation	30.00%	30.00%
Corporate securities
EMPLOYEE BENEFIT PLANS
Actual Allocation	10.40%	12.40%
Corporate securities | Minimum
EMPLOYEE BENEFIT PLANS
Target Allocation	0.00%	0.00%
Corporate securities | Maximum
EMPLOYEE BENEFIT PLANS
Target Allocation	30.00%	30.00%
International
EMPLOYEE BENEFIT PLANS
Actual Allocation	1.30%	1.70%
International | Minimum
EMPLOYEE BENEFIT PLANS
Target Allocation	0.00%	0.00%
International | Maximum
EMPLOYEE BENEFIT PLANS
Target Allocation	15.00%	15.00%
High Yield
EMPLOYEE BENEFIT PLANS
Actual Allocation	3.20%	4.40%
High Yield | Minimum
EMPLOYEE BENEFIT PLANS
Target Allocation	0.00%	0.00%
High Yield | Maximum
EMPLOYEE BENEFIT PLANS
Target Allocation	15.00%	15.00%
Total Cash
EMPLOYEE BENEFIT PLANS
Actual Allocation	11.80%	10.90%
Total Cash | Minimum
EMPLOYEE BENEFIT PLANS
Target Allocation	0.00%	0.00%
Total Cash | Maximum
EMPLOYEE BENEFIT PLANS
Target Allocation	15.00%	15.00%